Prime Series

SNAP® Fund Class Shares

Supplement to

Prospectus and Statement of Additional Information

Dated October 31, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information (“SAI”) of SNAP Fund Class of Prime Series (the “Fund”), a series of PFM Funds, a Virginia business trust (the “Trust”).

Effective November 26, 2013, Wells Fargo Bank, N.A. (“Wells Fargo Bank”) replaced U.S. Bank, N.A. (“U.S. Bank”) as custodian of the Fund’s securities and other assets (the “Custodian”). All references to the Fund’s Custodian in the Prospectus and SAI now refer to Wells Fargo Bank. The address of Wells Fargo Bank is as follows:

Wells Fargo Bank, N.A.

MAC N9303-096

608 2nd Avenue South

Minneapolis, MN 55479

U.S. Bank remains the Fund’s depository bank. All references in the Prospectus and SAI to the Fund’s depository bank continue to refer to U.S. Bank.

The date of this Supplement is November 26, 2013.

Please retain this Supplement for future reference.

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Supplement to

Prospectus and Statement of Additional Information

Dated October 31, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information (“SAI”) of Prime Series and Government Series (each, a “Portfolio” and, collectively, the “Portfolios”). Each Portfolio is a series of PFM Funds, a Virginia business trust (the “Trust”).

Effective November 26, 2013, Wells Fargo Bank, N.A. (“Wells Fargo Bank”) replaced U.S. Bank, N.A. (“U.S. Bank”) as custodian of the Portfolios’ securities and other assets (the “Custodian”). All references to the Portfolios’ Custodian in the Prospectus and SAI now refer to Wells Fargo Bank. The address of Wells Fargo Bank is as follows:

Wells Fargo Bank, N.A.

MAC N9303-096

608 2nd Avenue South

Minneapolis, MN 55479

U.S. Bank remains the Trust’s depository bank. All references in the Prospectus and SAI to the Portfolios’ depository bank continue to refer to U.S. Bank.

The date of this Supplement is November 26, 2013.

Please retain this Supplement for future reference.